Bucksport Energy Asset Investment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Other receivables	$ 112,233	$ 128,213		$ 107,012
Total current assets	306,811	393,122		406,026
Current liabilities	(203,645)	(250,271)		(243,697)
Jointly Owned Utility Plant
Jointly Owned Utility Plant Interests [Line Items]
Other receivables		802		65
Other current assets		163	[1]	158	[1]
Total current assets		965		223
Property, plant, and equipment		10,671		10,671
Accumulated depreciation		(3,266)		(2,639)
Net property, plant, and equipment		7,405		8,032
Current liabilities		$ (170)		$ (159)

[1]	Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.